S000068137 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares MSCI Kuwait ETF | iShares MSCI Kuwait ETF
Prospectus [Line Items]
Annual Return [Percent]	11.43%	(4.49%)	5.12%	32.34%